EARNINGS PER SHARE AND FULLY-DILUTED SHARES - Narrative (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 04, 2023
Disclosure Of Earnings Per Share [Abstract]
Diluted earnings per share (in usd per share)	$ 0.019	$ 0.023	$ 0.055
Convertible bonds (in shares)	62,412,622			62,412,622